Goodwill - Schedule of Weighted Average Cost of Capital as a Discount Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GEO – Segment [Member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	9.7%	10.0%
GEO – Segment [Member] | Bottom of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates
GEO – Segment [Member] | Top of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates
GEO – CGUs [Member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	9.5%	10.0%
GEO – CGUs [Member] | Bottom of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates
GEO – CGUs [Member] | Top of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates
LEO [Member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates
LEO [Member] | Bottom of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	15%	15%
LEO [Member] | Top of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	19%	20%